QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Jun. 30, 2016
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

10. QUARTERLY RESULTS (UNAUDITED)

        Shown below are selected unaudited quarterly data for the years ended June 30, 2016 and 2015 (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2016:
Depreciation	$28	$28	$27	$26
General, administrative and other operating	1,877	1,829	3,266	1,434
Full impairment of unproved oil and gas properties	—	—	14,331	—
Loss from operations	(1,905)	(1,857)	(17,624)	(1,460)
Net loss	(1,905)	(1,857)	(17,624)	(1,460)
Basic and diluted loss per common share:	$(0.09)	$(0.09)	$(0.84)	$(0.07)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2015:
Depreciation	$86	$69	$49	$33
General, administrative and other operating	3,962	3,633	2,721	2,841
Loss from operations	(4,048)	(3,702)	(2,770)	(2,874)
Net loss	(4,047)	(3,701)	(2,770)	(2,874)
Basic and diluted loss per common share:	$(0.19)	$(0.18)	$(0.13)	$(0.14)

        The sum of the individual quarterly net loss per share amounts may not agree with year-to-date net loss per share as each quarterly computation is based on the weighted average number of common shares outstanding during that period. In addition, certain potentially dilutive securities were not included in any of the quarterly computations of diluted net loss per share because to do so would have been antidilutive.